Related Party Transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Sociedad Rural Argentina S.A. [Member]
Statement [Line Items]
Financial operations	$ 2,375	$ 2,266	$ 7,269
Comparaencasa Ltd [Member]
Statement [Line Items]
Financial operations	(3,595)	(85)	2,910
Senior Management [Member]
Statement [Line Items]
Fees and remunerations	(544)	(1,259)	(1,003)
BHN Vida S.A [Member]
Statement [Line Items]
Leases and/or rights of use	0	0	(45)
BHN Seguros Generales S.A [Member]
Statement [Line Items]
Leases and/or rights of use	2	0	(16)
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Leases and/or rights of use	(21)	(459)	100
Financial operations	(200)	36	397
Corporate services	800	636	514
Fees and remuneration	(809)	0	0
Directors [Member]
Statement [Line Items]
Fees and remunerations	(24,430)	(24,442)	(24,945)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Total associates and joint ventures	(3,823)	128	3,860
Total Parent Company [Member]
Statement [Line Items]
Total parent company	(6,772)	(14,811)	(18,675)
Total Others [Member]
Statement [Line Items]
Total others	(17,689)	(25,427)	(15,446)
Totals [Member]
Statement [Line Items]
Total related party liabilities	(28,434)	(40,227)	(30,821)
Cresud [Member]
Statement [Line Items]
Leases and/or rights of use	849	829	147
Financial operations	10,478	43	(288)
Corporate services	(18,099)	(15,683)	(18,534)
Helmir [Member]
Statement [Line Items]
Financial operations	(28)	(59)	(560)
Others [Member]
Statement [Line Items]
Fees and remunerations	(1,251)	(1,498)	(1,894)
Leases and/or rights of use	(347)	349	(359)
Financial operations	(460)	(369)	(840)
Corporate services	157	155	115
Donations	(1,416)	(940)	(660)
Legal services	(803)	(833)	(908)
Rundel Global LTD [Member]
Statement [Line Items]
Financial operations	0	0	6,035
Golden Juniors Segregated Portfolio [Member]
Statement [Line Items]
Financial operations	7,160	0	0
Yad Leviim LTD [Member]
Statement [Line Items]
Financial operations	1,870	1,842	1,744
Futuros y Opciones.com S.A. [Member]
Statement [Line Items]
Financial operations	(122)	(58)	0
Total subsidiaries of parent company [Member]
Statement [Line Items]
Total subsidiaries of parent company	$ (150)	$ (117)	$ (560)